Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party [Abstract]
Related Party Transactions	Related-Party Transactions
Details of the Company’s principal operating subsidiaries at Dec. 31, 2025, are as follows:

Subsidiary	Country	Ownership (per cent)	Principal activity
TransAlta Generation Partnership	Canada	100	Generation and sale of electricity
TransAlta Cogeneration, L.P.	Canada	50.01	Generation and sale of electricity
TransAlta Centralia Generation, LLC	U.S.	100	Generation and sale of electricity
TransAlta Energy Marketing Corp.	Canada	100	Energy marketing
TransAlta Energy Marketing (U.S.), Inc.	U.S.	100	Energy marketing
TransAlta Energy (Australia), Pty Ltd.	Australia	100	Generation and sale of electricity
TransAlta Renewables Inc.	Canada	100	Generation and sale of electricity
Heartland Generation Ltd.	Canada	100(1)	Generation and sale of electricity
Alberta Power (2000) Ltd.	Canada	100(1)	Generation and sale of electricity
(1)On Dec. 4, 2024, the Company completed the acquisition of Heartland. Refer to Note 4 for more details.
Transactions between the Company and its subsidiaries have been eliminated on consolidation and are not disclosed.
Joint arrangements at Dec. 31, 2025, included the following:

Joint operations	Segment	Ownership (per cent)	Description
Goldfields Power	Gas	50	Gas-fired facility in Western Australia operated by TransAlta
Fort Saskatchewan	Gas	60	Cogeneration facility in Alberta, of which TA Cogen has a 60 per cent interest, operated by TransAlta
Fortescue River Gas Pipeline	Gas	43	Natural gas pipeline in Western Australia, operated by DBP Development Group
McBride Lake	Wind and Solar	50	Wind generation facility in Alberta operated by TransAlta
Soderglen	Wind and Solar	50	Wind generation facility in Alberta operated by TransAlta
Pingston	Hydro	50	Hydro facility in British Columbia operated by TransAlta
Joffre	Gas	40	Cogeneration plant in Alberta operated by TransAlta
McMahon	Gas	50	Cogeneration plant in British Columbia operated by NorthRiver Midstream Inc.
Primrose	Gas	50	Cogeneration plant in Alberta operated by Canadian Natural Resources Limited

Joint venture	Segment	Ownership (per cent)	Description
Skookumchuck	Wind and Solar	49	Wind generation facility in Washington operated by Southern Power
Associates and joint ventures have been equity accounted for by the Company.
A. Transactions with Key Management Personnel
TransAlta’s key management personnel include the President and Chief Executive Officer (CEO), members of the senior management team and the members of the Board. Key management personnel compensation is as follows:

Year ended Dec. 31	2025	2024
Total compensation	22	36
Comprising:
Short-term employee benefits	12	13
Post-employment benefits	1	1
Termination benefits	1	4
Share-based payments	8	18
B. Transactions with Associates
In connection with the exchangeable securities issued to Brookfield, the Investment Agreement entitles Brookfield to nominate two directors to the TransAlta Board. This allows Brookfield to participate in the financial and operating policy decisions of the Company, and as such, they are considered associates of the Company.
In addition to the exchangeable securities disclosed in Note 26, the Company may, in the normal course of operations, enter into transactions on market terms with associates that have been measured at exchange value and recognized in the Consolidated Financial Statements, including power purchase and sale agreements, derivative contracts and asset management fees. Transactions and balances between the Company and associates do not eliminate.

Transactions with Brookfield include the following:

Year ended Dec. 31	2025	2024
Power sales	98	58
Purchased power	2	4